Business Combinations - Additional Information (Detail) € in Millions, ¥ in Millions, £ in Millions, $ in Millions, zł in Billions															12 Months Ended
	Jan. 29, 2020 EUR (€)	Jan. 29, 2020 JPY (¥)	Jan. 08, 2019 EUR (€)	Aug. 15, 2018 EUR (€)	Aug. 07, 2018 USD ($)	Jul. 03, 2018 EUR (€)	Apr. 03, 2018 EUR (€)	Apr. 03, 2018 GBP (£)	Nov. 01, 2017 EUR (€)	Jun. 28, 2017 EUR (€)	Jun. 28, 2017 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 GBP (£)	Aug. 11, 2016	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 10, 2018 EUR (€)	Dec. 28, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Jun. 30, 2017 PLN (zł)	Jan. 01, 2017 GBP (£)
Disclosure of detailed information about business combination [Line Items]
Business combination consideration transferred															€ 89
Fair value of net assets															139,834			€ 148,570
Net assets transferred																					€ 1,900	zł 8.1
Business disposal gain (loss)			€ 70
Americas [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)										€ 231	$ 250					€ 905	$ 979
Reinsured liabilities | $											$ 14,000
Loss on the reinsurance transaction																1,675	1,813
Revaluation reserves and cash flow hedging reserve																941	1,018
Gains on sale of certain assets carried at amortized cost backing the insurance liabilities																87	94
Other expenses related to the transaction																€ 26	$ 28
CZ [member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination			155
Underlying earnings before tax from cobined operations			€ 17
JP [member] | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)	€ 51
Business sold, business combination	€ 153	¥ 18,750
Sale of interest percentage	50.00%	50.00%
Cofunds Ltd [member]
Disclosure of detailed information about business combination [Line Items]
Business combination consideration transferred												€ 171											£ 147
Fair value of net assets												116											99
Customer intangibles recoginsed												29											£ 25
Goodwill recognised												56	£ 48
Investments not recognised												€ 96,000	£ 82,000
Acquisition date														Jan. 01, 2017
Aegon Ireland Plc [member]
Disclosure of detailed information about business combination [Line Items]
Net proceeds of the transaction							€ 202	£ 177
Business disposal gain (loss)							(93)	(81)
Amount reclassified from other comprehensive income to income statement during disposal							€ 36	£ 31
Unirobe Mees Groep (UMG) [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration received from sale of business									€ 295
Gain loss on disposal of Investment									208
Estimated decrease on future underlying earnings before tax as compared to 2017 levels									€ 20
Transamerica Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Reinsured liabilities | $					$ 700															$ 750
Benefits from capital positions | $					$ 50
Banco Santander [member]
Disclosure of detailed information about business combination [Line Items]
Upfront consideration paid						€ 215
Additional upfront consideration payable						€ 75
Additional upfront consideration payment period						5 years
NN Group [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)				€ 80
Business sold, business combination				€ 155
Underlying earnings before tax from cobined operations															€ 17
Robidus [member]
Disclosure of detailed information about business combination [Line Items]
Percentage acquired by the entity																			94.40%
Business combination consideration transferred																			€ 103
Fair value of the net assets																			18
Goodwill, business combination																			€ 85